SCHEDULE OF LONG -TERM LOANS (Details) - USD ($)	Sep. 30, 2025	Sep. 30, 2024
Debt Instrument [Line Items]
Total	$ 1,924,428	$ 1,431,826
Less: current portion of long-term loans	(1,081,613)	(461,765)
Total long-term loans	842,815	970,061
Xian High Tech Emerging Industry Investment Fund Partnership [Member]
Debt Instrument [Line Items]
Total		46,523
We Bank Co Ltd [Member]
Debt Instrument [Line Items]
Total		174,062
Huaxia Bank [Member]
Debt Instrument [Line Items]
Total	800,674	926,243
Qishang Bank [Member]
Debt Instrument [Line Items]
Total	140,470	284,998
Ningxia Bank [Member]
Debt Instrument [Line Items]
Total	$ 983,284